Unaudited Quarterly Results (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	3 Months Ended							9 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Revenue, Net	$ 0	$ 17,732	$ 12,608	$ 13,180	$ 5,467	$ 0	$ 0	$ 0	$ 0	$ 48,987
Operating Income (Loss)	0	(71,973)	(19,069)	(15,289)	(11,157)	(4,829)	(675)	(1)	(5,505)	(117,488)
Net Income (Loss) Attributable to Parent	$ 0	$ (71,998)	$ (18,909)	$ (15,002)	$ (10,656)	$ (3,569)	$ (2,737)	$ (1)	$ (6,307)	$ (116,565)
Earnings Per Share, Basic	$ 0.00		$ (0.14)	$ (0.11)	$ (0.08)	$ (0.04)	$ (0.08)	$ 0.00	$ (0.16)	$ (0.85)
Earnings Per Share, Diluted	$ 0.00	$ (0.48)	$ (0.14)	$ (0.11)	$ (0.08)	$ (0.04)	$ (0.08)	$ 0.00	$ (0.16)	$ (0.85)
Weighted Average Number of Shares Outstanding, Basic	1,500		133,248,016	133,236,911	132,610,911	91,023,403	33,453,698	1,500	39,925,160	137,592,861
Weighted Average Number of Shares Outstanding, Diluted	1,500	151,119,957	133,248,016	133,236,911	132,910,911	91,023,403	33,453,698	1,500	39,925,160	137,592,861